Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other current assets
Schedule of other current assets

	As of December 31,
	2024	2025
	RMB	RMB
Value-added tax recoverable	135,525,526	117,641,965
Interest receivable	55,823,507	23,905,481
Funds receivable from third party payment service providers (1)	28,529,970	34,760,282
Content rights	1,276,545	1,084,364
Others	10,198,320	7,872,081
Total	231,353,868	185,264,173
(1)	The Group opened accounts with external online payment service providers to collect funding from users.